Revenue (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue
The following tables show our various sources of revenue for the periods indicated:

	Nine-months ended September 30,
	2025	2024
	(unaudited)
Revenue of manufactured products and services rendered:
Ethanol	209,600	195,820
Sugar (*)	209,907	291,891
Energy (*)	27,839	25,028
Peanut	45,094	39,965
Sunflower	5,035	5,588
Cotton	2,775	3,455
Rice	146,494	181,064
Fluid milk (UHT)	87,983	103,843
Powder milk (*)	34,457	41,039
Other dairy products	63,286	56,899
Services	7,799	8,423
Rental income	1,151	2,543
Others	33,061	35,974
Subtotal manufactured products and services rendered	874,481	991,532
Agricultural produce and biological assets:
Soybean	59,540	65,032
Corn	38,359	42,685
Wheat	9,955	14,299
Rice	1,662	—
Sunflower	4,117	2,910
Barley	2,010	2,057
Seeds	—	3,741
Milk	3,487	6,968
Cattle	5,341	4,205
Cattle for dairy	11,745	9,122
Others	1,101	2,136
Subtotal agricultural produce and biological assets	137,317	153,155
Total revenue	1,011,798	1,144,687
(*) Includes revenue of mwh of energy produced by third parties for an amount of US$ 1.55 million, tons of power milk for an amount of US$ 0.3 million and tons of sugar for an amount of US$ 5.71 million (September 30, 2024: revenue of mwh of energy and tons rice produced by third parties for an amount of US$ 0.7 million and US$ 0.7 million, respectively).